Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Net carrying amount	$ 119,381	$ 118,423
Disposal of subsidiaries		(115)
Exchange realignment	(273)	1,073
Net carrying amount	119,099	119,381
Amortization during the year	(9)
Archived Images [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount	502	499
Disposal of subsidiaries
Exchange realignment	(1)	3
Net carrying amount	501	502
Amortization during the year
Developed technology [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount		106
Disposal of subsidiaries		(106)
Exchange realignment
Net carrying amount
Amortization during the year
Brand names [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount	118,879	117,818
Disposal of subsidiaries		(9)
Exchange realignment	(272)	1,070
Net carrying amount	118,598	$ 118,879
Amortization during the year	$ (9)